Related Parties - Summary of Compensation for Key Management and Non-executive Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and other short-term employee benefits	$ 2,761	$ 1,155	$ 756
Pension costs	117	70	32
Share-based compensation expense	6,906	1,065	441
Other compensation	44	146	24
Total	$ 9,828	$ 2,436	$ 1,253